U. S. GOVERNMENT SECURITIES (Tables)	12 Months Ended
Jan. 31, 2013
U. S. GOVERNMENT SECURITIES
Schedule of U.S. government securities classified as held-to-maturity

	2013		2012
	Carrying		Carrying
	Value	Fair Value	Value	Fair Value

Due within one year	$438,815	$439,065	$—	$—

Due after one year through three years	205,055	204,925	473,816	474,404

	$643,870	$643,990	$473,816	$474,404